Property, Plant and Equipment (Summary of Estimated Useful Lives) (Detail)	12 Months Ended
Dec. 31, 2024
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range	3 – 85
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range	1 – 65
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range	1 – 80
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range	1 – 60